                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21044
                                   ---------------------------------------------

                               UM Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 522 Fifth Avenue, New York,            NY 10036
--------------------------------------------------------------------------------
           (Address of principal executive offices)    (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   December 31, 2004
                        --------------------------------------------------------

Date of reporting period:  September 30, 2004
                         -------------------------------------------------------
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ITEM 1. SCHEDULE OF INVESTMENTS.

                             UM MULTI-STRATEGY FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

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UM MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)

  LIQUIDITY    ISSUER                                                                      VALUE
----------------------------------------------------------------------------------------------------
    LONG - TERM INVESTMENTS--96.9%

               PORTFOLIO FUNDS * -- 96.9%
               CONVERTIBLE ARBITRAGE -- 2.5%
    Quarterly  Private Investors (US), LP                                            $     5,068,756
               EVENT DRIVEN - DISTRESSED -- 12.3%
    Quarterly  Boldwater Credit Opportunities Fund                                         5,324,044
    Quarterly  Chatham Asset Partners High Yield Fund, LP                                  6,200,517
    Quarterly  Contrarian Capital Fund I, LP                                               5,794,237
    Quarterly  Mast Credit Opportunities I, LP                                             5,667,552
    Quarterly  Tisbury Europe Fund, LP                                                     1,830,645

                                                                                     ---------------
                                                                                          24,816,995
               EVENT DRIVEN - MULTI STRATEGY -- 2.7%
     Annually  Canyon Value Realization Fund (Cayman) LTD,                                 5,468,337
               Class C
               LONG/SHORT - EUROPE -- 3.0%
    Quarterly  Glenrock Global Partners, LP                                                6,107,618
               LONG/SHORT - GENERAL -- 26.7%
    Quarterly  Atlas Capital Master Fund (QP), LP                                          5,720,735
    Quarterly  Bonanza Partners, LP                                                        5,912,088
    Quarterly  Constitution Wharf Fund, LLC                                                2,281,497
    Quarterly  Fuller & Thaler Behavioral Finance Fund, LTD                                6,043,050
     Annually  Lafayette Street Fund, LP                                                   7,249,740
    Quarterly  Newcastle Partners, LP                                                      4,558,061
Semi-Annually  Radiant Capital Fund, LLC                                                   1,575,647
    Quarterly  SC Fundamental Value Fund, LP                                               7,974,491
    Quarterly  Spring Point Institutional Partners, LP                                     3,229,644
    Quarterly  Sterling Equity Partners                                                    4,727,905
Semi-Annually  Trellus Partners, LP                                                        4,543,378

                                                                                     ---------------
                                                                                          53,816,236
               LONG/SHORT - JAPAN -- 2.9%
    Quarterly  Standard Pacific Japan Fund, LP                                             5,921,124
               LONG/SHORT - SECTOR -- 28.5%
    Quarterly  BP Capital Equity Energy Fund                                               6,617,767
    Quarterly  CRM Windridge Partners, LP                                                  6,108,158
    Quarterly  KCM Biomedical II, LP                                                       4,838,323
    Quarterly  Owenoke Associates Technology Fund, LP                                      5,492,509
    Quarterly  Symmetry Capital Qualified Partners, LP                                     5,990,567
    Quarterly  TechnoVision Partners, LP                                                   5,550,147
     Annually  Vardon Partners II, LP                                                      5,580,723
    Quarterly  Ventana Partners, LP                                                        5,063,670
      Monthly  Vine Street Partners, LP                                                    6,123,885
      Monthly  WPG Select Technology QP Fund, LP                                           5,788,027

                                                                                     ---------------
                                                                                          57,153,776
               RELATIVE VALUE -- 7.7%
    Quarterly  Hourglass Fund, LP                                                          5,401,636
    Quarterly  Recon Arbitrage Fund, LTD                                                   4,898,406
     Annually  The October Fund, LP                                                        5,235,425

                                                                                     ---------------
                                                                                          15,535,467
               SHORT -- 10.6%
        Daily  Advanthedge Fund, LP                                                        2,924,019
    Quarterly  Arcas Fund II, LP                                                           2,537,376

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
      Monthly  Hcm Hegemony Fund, LP                                                       2,801,782
    Quarterly  Highgate Partners, LP                                                       1,361,918
    Quarterly  Kingsford Capital Partners, LLC                                             4,749,560
      Monthly  Leveraged Short Equity Index Hedge Fund, LP                                 2,711,691
    Quarterly  Standard Pacific Credit Opportunities Fund, LP                              4,365,263

                                                                                     ---------------
                                                                                          21,451,609
               -------------------------------------------------------------------------------------
               Total Portfolio Funds                                                     195,339,918
               (Cost $180,159,180)
               -------------------------------------------------------------------------------------

    SHARES
    SHORT TERM INVESTMENT - 0.0% ^

               MONEY MARKET -- 0.0%^
          535  Federated Prime Value Obligations Fund                                            535
               (Cost $535)
               -------------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 96.9%                                            $   195,340,453
               (COST $180,159,715)

               OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%                                6,184,076

               NET ASSETS - 100.0%                                                   $   201,524,529
               -------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $201,524,529.

* The investments in Portfolio Funds shown above, representing approximately 100% of the total investments, have been fair valued and are illiquid.

^ Amount rounds to less than 0.1%.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (in thousands):

                      GROSS            GROSS         NET UNREALIZED
  AGGREGATE         UNREALIZED       UNREALIZED       APPRECIATION
    COST           APPRECIATION     DEPRECIATION     (DEPRECIATION)
-------------------------------------------------------------------
$  180,159,715    $  17,680,717    $  (2,499,979)   $    15,180,738

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  UM Investment Trust
            ------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    --------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    --------------------------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        ------------------------------------------
                              George C.W. Gatch, President

Date                          November 23, 2004
    --------------------------------------------------------------